Inventories	12 Months Ended
Jun. 30, 2011
Inventories
6.	Inventories

Inventories valued on the last-in, first-out (LIFO) cost method were approximately 28 percent of total inventories in 2011 and 2010. The current cost of these inventories exceeds their valuation determined on the LIFO basis by $205,739 in 2011 and $193,519 in 2010. Progress payments of $33,489 in 2011 and $33,676 in 2010 are netted against inventories.